Segment Information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services	$ 8,556	$ 23,954	$ 15,123
Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services	233	315	274
Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services	8,323	23,639	14,460
Consulting and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services			$ 389